Income Taxes - Summary of Income Tax Expense From Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Jurisdictional earnings:
U.S income (losses)	$ 6,255	$ (10,959)	$ (4,851)	$ (13,128)
Foreign losses	(3,331)	(46)	(1,981)	(76)
Total income (losses)	2,924	(11,005)	(6,832)	(13,204)
Current:
U.S Federal	0	0	0	0
U.S. State and local	48	2	0	3
Foreign	591	17	0	29
Total current tax benefit	639	19	0	32
Deferred:
U.S Federal	0	0	0	0
U.S. State and local	502	0	502	0
Foreign	882	0	807	0
Total deferred tax benefit	1,384	0	1,309	0
Total tax benefit	$ 2,023	$ 19	$ 1,309	$ 32